SEGMENT (Tables)	12 Months Ended
Mar. 31, 2023
Segment Reporting [Abstract]
Schedule of segment reporting information

	Rental	Education	Construction	Real Estate	Total for the year ended March 31, 2023
Revenue from external customers	$7,090,140	$1,342,371	$–	$–	$8,432,511
Revenue from inter segment	$23,956	$–	$–	$–	$23,956
Cost of revenue	$3,899,012	$770,179	$–	$–	$4,669,191
Gross profit	$3,191,128	$572,192	$–	$–	$3,763,320
Interest Expenses	$2,659,131	$37,351	$6,154	$159,792	$2,862,429
Depreciation & amortization	$1,341,355	$19,856	$–	$–	$1,361,211
Income tax recovery	$786,857	$70,514	$–	$4,493	$861,864
Capital expenditure	$17,311,573	$125,650	$–	$–	$17,437,223
Segment assets	$92,514,173	$3,637,457	$–	$49,996	$96,201,626
Segment profit (loss)	$(2,941,734)	$(452,205)	$(6,154)	$(172,015)	$(3,572,108)

	Rental	Education	Construction	Real Estate	Total for the year ended March 31, 2022
Revenue from external customers	$2,298,198	$669,442	$8,117	$2,272,704	$5,248,461
Revenue from inter segment	$136,977	$–	$–	$–	$136,977
Cost of revenue	$1,322,188	$319,913	$4,663	$990,261	$2,637,025
Gross profit	$976,010	$349,529	$3,454	$1,282,443	$2,611,436
Interest Expenses	$657,961	$17,554	$25,415	$205,468	$906,398
Depreciation & amortization	$494,729	$–	$–	$–	$494,729
Income tax expense	$(34,800)	$22,942	$1,323	$323,302	$312,767
Capital expenditure	$11,464,280	$591,326	$–	$–	$12,055,606
Segment assets	$24,296,502	$4,395,712	$186,005	$7,348,365	$36,226,584
Segment profit (loss)	$(338,321)	$(388,908)	$(20,945)	$691,700	$(56,474)

	Rental	Education	Construction	Real Estate	Total for the year ended March 31, 2021
Revenue from external customers	$674,898	$358,241	$78,219	$6,613,863	$7,725,221
Revenue from inter segment	$80,596	$–	$–	$–	$80,596
Cost of Revenue	$256,981	$124,762	$19,529	$3,058,175	$3,459,447
Gross profit	$417,917	$233,479	$58,690	$3,555,688	$4,265,774
Interest Expenses	$128,120	$410	$12,540	$620	$141,690
Depreciation & amortization	$53,763	$–	$–	$–	$53,763
Income tax expense	$56,422	$29,631	$64,476	$852,597	$1,003,126
Capital expenditure	$–	$2,511,731	$–	$49,995	$2,561,726
Segment assets	$6,601,394	$3,103,630	$557,264	$3,404,814	$13,667,102
Segment profit (loss)	$77,758	$8,843	$167,806	$2,659,239	$2,913,646